NOTES PAYABLE (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013
Notes Payable 1		$ 106,308
Notes Payable 2		160
Notes Payable 3		20,000
Notes Payable 4		86,468
Notes Payable 1	106,308
Notes Payable 2	160
Notes Payable 3	20,000
Notes Payable 4	86,468
Notes Payable 5	286,667
Notes Payable 6	$ 0.50
Notes Payable 7	86,468
Notes Payable 8	$ 0.50
Notes Payable 9	$ 56,866